Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2024	December 31, 2023
Concentrate inventory	$31.8	$21.3
Stockpile ore	67.8	67.2
Heap leach inventory and in process	223.5	338.6
Doré and finished inventory	131.1	121.1
Materials and supplies	180.9	191.2
Total inventories	635.1	739.4
Less: current portion of inventories	(605.7)	(711.6)
Non-current portion inventories(1)	$29.4	$27.8
(1)Includes $22.1 million (2023 - $20.5 million) in supplies at the Escobal mine, which have been classified as non-current pending the restart of operations.